Submission	Mar. 19, 2026
Submission [Line Items]
Central Index Key	0001549084
Registrant Name	EKSO BIONICS HOLDINGS, INC.
Form Type	SC 14C
Submission Type	PREM14C
Fee Exhibit Type	EX-FILING FEES